CURRENT AND DEFERRED TAXES (Details 2) - CLP ($) $ in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Current And Deferred Taxes Details 2
Tax calculated over profit before tax		$ 183,671	$ 140,991	$ 118,828
Price level restatement for tax purposes	[1]	(21,829)	(32,256)	(28,630)
Single penalty tax (rejected expenses)		610	336	340
Effect of tax reform changes on deferred tax	[2]	(20,600)	86	(10,600)
Real estate taxes				(3,853)
Other		3,179	(126)	310
Effective rates and expenses for income tax		$ 145,031	$ 109,031	$ 76,395
Tax calculated over profit before tax		25.50%	24.00%	22.50%
Price level restatement for tax purposes	[1]	(3.03%)	(5.49%)	(5.42%)
Single penalty tax (rejected expenses)		0.08%	0.06%	0.06%
Effect of tax reform changes on deferred tax	[2]	(2.86%)	0.01%	(2.01%)
Real estate taxes		0.00%	0.00%	(0.73%)
Other		0.44%	(0.02%)	0.06%
Effective rates and expenses for income tax		20.13%	18.56%	14.46%

[1]	Price level restatement on tax purpose capital.
[2]	In accordance with Chilean Law N 20.780 published in September 29, 2014 the income tax rate are 25,5% and 27% for 2017 and 2018 respectively.